Federal Home Loan Bank and Federal Reserve Advances (Tables)	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank and Federal Reserve Advances [Abstract]
Schedule of the Future Maturities of Federal Home Loan Bank Advances

December 31, 2012
Years Ending December 31	Amount	Weighted Average Interest Rate

2013	$14,968	1.52
2014	553	1.12
2015	1,162	1.17
2016	5,572	1.26
2017	2,983	1.86
Thereafter	1,120	1.12
Total	$26,358	1.46